Loans, financing, debentures and derivative financial instruments - Narrative of Debentures (Detail) R$ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2022 BRL (R$) DEBENTURES	Sep. 30, 2021 BRL (R$) DEBENTURES	Mar. 31, 2021 DEBENTURES	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Summary of loans debentures and finance leases [line items]
Amount of guarantees and promissory notes | R$				R$ 9,371,295	R$ 14,151,506
Collateral guarantees to secure letters of credits | R$				R$ 115,451	R$ 118,231
Debentures first issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Number of Debenture Series Issued			1
Debentures first issue [member] | Tequimar Vila do Conde [member]
Summary of loans debentures and finance leases [line items]
Interest				111.4% of the DI
Debentures second issue [member] | Ultracargo Logística S.A.
Summary of loans debentures and finance leases [line items]
Number of Debenture Series Issued			1
Interest				111.4% of the DI
Debentures tenth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Interest				IPCA to 102.75% of DI
Debentures eleventh issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Number of Debenture Series Issued	1
Interest				IPCA to 104.8% of DI
Debenture eleven [member] | Debentures first issue [member] | Tequimar Vila do Conde [member]
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures			360,000
Debenture eleven [member] | Debentures eleventh issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures	1,000,000
Amount: | R$	R$ 1,000,000			R$ 1,000,000
Interest				IPCA + 6.0053%
Debenture twelve [member] | Debentures first issue [member] | Tequimar Vila do Conde [member]
Summary of loans debentures and finance leases [line items]
Interest				IPCA + 4.04%
Debenture twelve [member] | Debentures second issue [member] | Ultracargo Logística S.A.
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures			100,000
Interest				IPCA + 4.37%
Debenture thirteen [member] | Debentures tenth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Number of Debenture Series Issued		1
Simple nominative nonconvertible unsecured registered debentures		960,000
Amount: | R$		R$ 960,000		R$ 960,000
Interest				IPCA + 4.8287%